Unit-Based Compensation (Phantom Common Unit Awards) - Additional Information(Details) - Phantom common units [Member] - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, shares	241,235		993,134
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options			$ 40.2
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years 3 months 18 days
Fair value of nonvested restricted phantom units outstanding	$ 11.0		$ 47.4	$ 11.0
2012 Long Term Incentive Plan [Member] | ETP Merger [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost			$ 0.4
2012 Long Term Incentive Plan [Member] | Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, shares		6,354		6,354	15,815	32,500
Share Based Compensation Award Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee Service Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage			60.00%
Share Based Compensation Award Tranche One [Member] | Minimum [Member] | Non-employee director [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period			1 year
Share Based Compensation Award Tranche One [Member] | Maximum [Member] | Non-employee director [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period			3 years
Share Based Compensation Award Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee Service Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage			40.00%
Share Based Compensation Award Tranche Two [Member] | Minimum [Member] | Employee [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period			2 years
Share Based Compensation Award Tranche Two [Member] | Maximum [Member] | Employee [Member] | 2012 Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period			5 years